UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22392

 NAME OF REGISTRANT:                     Cohen & Steers Preferred
                                         Securities and Income Fund,
                                         Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Tina M. Payne
                                         280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2013 - 06/30/2014


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

Cohen & Steers Preferred Securities and Income Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 CLOVERIE PLC, DUBLIN                                                                        Agenda Number:  704627009
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2R35ECJ5
    Meeting Type:  EGM
    Meeting Date:  09-Aug-2013
          Ticker:
            ISIN:  XS0733071632
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      That this Meeting of the holders of Series                Mgmt          For                            For
       No. 2012-001 USD 500,000,000 Perpetual
       Deferrable Notes secured over USD
       500,000,000 in principal amount of USD
       500,000,000 8.25 per cent Reset Undated
       Capital Notes of Zurich Insurance Company
       Limited (ISIN: XS0733071632) (the "Notes")
       of Cloverie PLC (the "Issuer") constituted
       by a principal trust deed originally made
       on 25 February 1997 and amended by
       supplemental trust deeds dated 25 February
       1998, 13 April 1999 and by an amended and
       restated principal trust deed dated 17
       January 2001, as further amended and
       restated on 11 December 2003, 13 December
       2004, 4 July 2005, 10 July 2006, 10 July
       2007, 17 July 2008, 21 July 2009, 22 July
       2010 and 18 July 2011 as supplemented and
       constituted by the Series 2012-001
       supplemental trust deed dated 18 January
       2012 (the "Trust Deed") between, among
       others, the Issuer and Citicorp Trustee
       Company Limited (the "Trustee") as trustee
       for the Noteholders hereby: 1. directs the
       Trustee (which expression includes all
       persons for the time being appointed as
       trustee or trustees under the Trust Deed)
       to: (a) approve the deletion of clause 19.4
       of the Custody Agreement and the insertion
       of the following replacement paragraph by
       way of a deed of amendment to be entered
       into by, amongst others, the Issuer, the
       Trustee and the Custodian (the Deed of
       Amendment): as specified (b) approve the
       deletion of clause 23.5 of the Principal
       Agency Agreement, as amended by clause 3.5
       of the Supplemental Agency Agreement, and
       the insertion of the specified replacement
       paragraph by way of the Deed of Amendment.
       For the avoidance of doubt, the words in
       italics and underlined or struck through in
       (a) and (b) above reflect how the above
       clauses are proposed to be amended; and 2.
       authorises, requests, empowers and directs
       the Trustee to execute the Deed of
       Amendment; 3. irrevocably waives any Event
       of Default or potential Event of Default
       which has occurred or may occur as a result
       of any failure by the Issuer to appoint a
       replacement Custodian or replacement
       Issuing and Paying Agent, as the case may
       be, in accordance with the terms of clause
       19.4 of the Custody Agreement or clause
       23.5 of the Agency Agreement, respectively;
       4. agrees and accepts that no ratings
       confirmation has been sought from Moody's
       or any other credit ratings agency in
       respect of this series of Notes and/or in
       respect of the Modifications set out
       herein; 5. Confirms that it has formed its
       own view in relation to the actions
       contemplated under the Deed of Amendment
       without any reliance on the Trustee; 6.
       authorises, requests, empowers and directs
       the Trustee to do all things necessary or
       expedient to give effect to the terms of
       this Extraordinary Resolution and the Deed
       of Amendment; 7. discharges and exonerates
       the Trustee from any and all liability to
       the Noteholders by reason of its acting in
       accordance with this Extraordinary
       Resolution or making any determination,
       exercising any discretion (including
       discretion not to act or exercise any power
       in accordance with this Extraordinary
       Resolution, where applicable) or exercising
       (or, as the case may be, not exercising)
       any other power or right conferred pursuant
       to, or arising out of, this Extraordinary
       Resolution: and 8. agrees to indemnify the
       Trustee in full in respect of all
       liabilities which it (or any appointee, or
       other person appointed by the Trustee to
       whom any trust, power, authority or
       discretion may be delegated by it in the
       execution or purported execution of the
       trusts, powers, authorities or discretions
       vested in it by the Trust Deed or any other
       Transaction Document to which the Trustee
       is a party or its functions under any such
       appointment) may be or become liable or
       which may be incurred by it (or any such
       person as aforesaid) in respect of any
       matter or thing properly done or properly
       omitted in anyway related to or arising out
       of this Extraordinary Resolution save to
       the extent that the same arises as a result
       of wilful default, negligence or fraud on
       the part of the Trustee

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       CHANGE IN MEETING DATE FROM 24 JUL 2013 TO
       09 AUG 2013. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ING GROEP N.V.                                                                              Agenda Number:  933981626
--------------------------------------------------------------------------------------------------------------------------
        Security:  456837202
    Meeting Type:  Annual
    Meeting Date:  12-May-2014
          Ticker:  IND
            ISIN:  US4568372027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2D     AMENDMENT TO THE REMUNERATION POLICY.                     Mgmt          For                            For

2E     ANNUAL ACCOUNTS FOR 2013.                                 Mgmt          For                            For

4B     INCREASE OF THE ISSUED SHARE CAPITAL AND                  Mgmt          For                            For
       AMENDMENT TO THE ARTICLES OF ASSOCIATION.

4C     DECREASE OF THE ISSUED SHARE CAPITAL AND                  Mgmt          For                            For
       AMENDMENT TO THE ARTICLES OF ASSOCIATION.

4D     AMENDMENT TO THE ARTICLES OF ASSOCIATION                  Mgmt          For                            For
       WITH RESPECT TO THE REPRESENTING AUTHORITY.

6A     DISCHARGE OF THE MEMBERS OF THE EXECUTIVE                 Mgmt          For                            For
       BOARD IN RESPECT OF THEIR DUTIES PERFORMED
       DURING THE YEAR 2013.

6B     DISCHARGE OF THE MEMBERS OF THE SUPERVISORY               Mgmt          For                            For
       BOARD IN RESPECT OF THEIR DUTIES PERFORMED
       DURING THE YEAR 2013.

7      COMPOSITION OF THE SUPERVISORY BOARD:                     Mgmt          For                            For
       APPOINTMENT OF ERIC BOYER DE LA GIRODAY.

8A     AUTHORIZATION TO ISSUE ORDINARY SHARES WITH               Mgmt          For                            For
       OR WITHOUT PRE-EMPTIVE RIGHTS.

8B     AUTHORIZATION TO ISSUE ORDINARY SHARES WITH               Mgmt          For                            For
       OR WITHOUT PRE-EMPTIVE RIGHTS IN CONNECTION
       WITH A MERGER, A TAKEOVER OF A BUSINESS OR
       A COMPANY, OR, IF NECESSARY IN THE OPINION
       OF THE EXECUTIVE BOARD AND THE SUPERVISORY
       BOARD, FOR THE SAFEGUARDING OR CONSERVATION
       OF THE COMPANY'S CAPITAL POSITION.

9A     AUTHORIZATION TO ACQUIRE ORDINARY SHARES OR               Mgmt          For                            For
       DEPOSITARY RECEIPTS FOR ORDINARY SHARES IN
       THE COMPANY'S OWN CAPITAL.

9B     AUTHORIZATION TO ACQUIRE ORDINARY SHARES OR               Mgmt          For                            For
       DEPOSITARY RECEIPTS FOR ORDINARY SHARES IN
       THE COMPANY'S OWN CAPITAL IN CONNECTION
       WITH A MAJOR CAPITAL RESTRUCTURING.




--------------------------------------------------------------------------------------------------------------------------
 ING GROEP N.V.                                                                              Agenda Number:  933981626
--------------------------------------------------------------------------------------------------------------------------
        Security:  456837301
    Meeting Type:  Annual
    Meeting Date:  12-May-2014
          Ticker:  INZ
            ISIN:  US4568373017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2D     AMENDMENT TO THE REMUNERATION POLICY.                     Mgmt          For                            For

2E     ANNUAL ACCOUNTS FOR 2013.                                 Mgmt          For                            For

4B     INCREASE OF THE ISSUED SHARE CAPITAL AND                  Mgmt          For                            For
       AMENDMENT TO THE ARTICLES OF ASSOCIATION.

4C     DECREASE OF THE ISSUED SHARE CAPITAL AND                  Mgmt          For                            For
       AMENDMENT TO THE ARTICLES OF ASSOCIATION.

4D     AMENDMENT TO THE ARTICLES OF ASSOCIATION                  Mgmt          For                            For
       WITH RESPECT TO THE REPRESENTING AUTHORITY.

6A     DISCHARGE OF THE MEMBERS OF THE EXECUTIVE                 Mgmt          For                            For
       BOARD IN RESPECT OF THEIR DUTIES PERFORMED
       DURING THE YEAR 2013.

6B     DISCHARGE OF THE MEMBERS OF THE SUPERVISORY               Mgmt          For                            For
       BOARD IN RESPECT OF THEIR DUTIES PERFORMED
       DURING THE YEAR 2013.

7      COMPOSITION OF THE SUPERVISORY BOARD:                     Mgmt          For                            For
       APPOINTMENT OF ERIC BOYER DE LA GIRODAY.

8A     AUTHORIZATION TO ISSUE ORDINARY SHARES WITH               Mgmt          For                            For
       OR WITHOUT PRE-EMPTIVE RIGHTS.

8B     AUTHORIZATION TO ISSUE ORDINARY SHARES WITH               Mgmt          For                            For
       OR WITHOUT PRE-EMPTIVE RIGHTS IN CONNECTION
       WITH A MERGER, A TAKEOVER OF A BUSINESS OR
       A COMPANY, OR, IF NECESSARY IN THE OPINION
       OF THE EXECUTIVE BOARD AND THE SUPERVISORY
       BOARD, FOR THE SAFEGUARDING OR CONSERVATION
       OF THE COMPANY'S CAPITAL POSITION.

9A     AUTHORIZATION TO ACQUIRE ORDINARY SHARES OR               Mgmt          For                            For
       DEPOSITARY RECEIPTS FOR ORDINARY SHARES IN
       THE COMPANY'S OWN CAPITAL.

9B     AUTHORIZATION TO ACQUIRE ORDINARY SHARES OR               Mgmt          For                            For
       DEPOSITARY RECEIPTS FOR ORDINARY SHARES IN
       THE COMPANY'S OWN CAPITAL IN CONNECTION
       WITH A MAJOR CAPITAL RESTRUCTURING.




--------------------------------------------------------------------------------------------------------------------------
 ING GROEP N.V.                                                                              Agenda Number:  933981626
--------------------------------------------------------------------------------------------------------------------------
        Security:  456837707
    Meeting Type:  Annual
    Meeting Date:  12-May-2014
          Ticker:  IDG
            ISIN:  US4568377075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2D     AMENDMENT TO THE REMUNERATION POLICY.                     Mgmt          For                            For

2E     ANNUAL ACCOUNTS FOR 2013.                                 Mgmt          For                            For

4B     INCREASE OF THE ISSUED SHARE CAPITAL AND                  Mgmt          For                            For
       AMENDMENT TO THE ARTICLES OF ASSOCIATION.

4C     DECREASE OF THE ISSUED SHARE CAPITAL AND                  Mgmt          For                            For
       AMENDMENT TO THE ARTICLES OF ASSOCIATION.

4D     AMENDMENT TO THE ARTICLES OF ASSOCIATION                  Mgmt          For                            For
       WITH RESPECT TO THE REPRESENTING AUTHORITY.

6A     DISCHARGE OF THE MEMBERS OF THE EXECUTIVE                 Mgmt          For                            For
       BOARD IN RESPECT OF THEIR DUTIES PERFORMED
       DURING THE YEAR 2013.

6B     DISCHARGE OF THE MEMBERS OF THE SUPERVISORY               Mgmt          For                            For
       BOARD IN RESPECT OF THEIR DUTIES PERFORMED
       DURING THE YEAR 2013.

7      COMPOSITION OF THE SUPERVISORY BOARD:                     Mgmt          For                            For
       APPOINTMENT OF ERIC BOYER DE LA GIRODAY.

8A     AUTHORIZATION TO ISSUE ORDINARY SHARES WITH               Mgmt          For                            For
       OR WITHOUT PRE-EMPTIVE RIGHTS.

8B     AUTHORIZATION TO ISSUE ORDINARY SHARES WITH               Mgmt          For                            For
       OR WITHOUT PRE-EMPTIVE RIGHTS IN CONNECTION
       WITH A MERGER, A TAKEOVER OF A BUSINESS OR
       A COMPANY, OR, IF NECESSARY IN THE OPINION
       OF THE EXECUTIVE BOARD AND THE SUPERVISORY
       BOARD, FOR THE SAFEGUARDING OR CONSERVATION
       OF THE COMPANY'S CAPITAL POSITION.

9A     AUTHORIZATION TO ACQUIRE ORDINARY SHARES OR               Mgmt          For                            For
       DEPOSITARY RECEIPTS FOR ORDINARY SHARES IN
       THE COMPANY'S OWN CAPITAL.

9B     AUTHORIZATION TO ACQUIRE ORDINARY SHARES OR               Mgmt          For                            For
       DEPOSITARY RECEIPTS FOR ORDINARY SHARES IN
       THE COMPANY'S OWN CAPITAL IN CONNECTION
       WITH A MAJOR CAPITAL RESTRUCTURING.




--------------------------------------------------------------------------------------------------------------------------
 SEASPAN CORPORATION                                                                         Agenda Number:  933907670
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y75638125
    Meeting Type:  Special
    Meeting Date:  28-Jan-2014
          Ticker:  SSWPRC
            ISIN:  MHY756381254
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     ADOPTION OF AN AMENDMENT TO SEASPAN                       Mgmt          Against                        Against
       CORPORATION'S AMENDED AND RESTATED ARTICLES
       OF INCORPORATION TO INCREASE THE NUMBER OF
       AUTHORIZED PREFERRED SHARES FROM 65,000,000
       TO 150,000,000, WITH A CORRESPONDING
       INCREASE IN THE NUMBER OF AUTHORIZED SHARES
       OF CAPITAL STOCK FROM 290,000,100 TO
       375,000,100.

2.     ADOPTION OF AN AMENDMENT TO SEASPAN                       Mgmt          For                            For
       CORPORATION'S AMENDED AND RESTATED ARTICLES
       OF INCORPORATION TO DECLASSIFY THE BOARD OF
       DIRECTORS OF SEASPAN CORPORATION AND
       PROVIDE FOR THE ANNUAL ELECTION OF THE
       MEMBERS OF THE BOARD OF DIRECTORS.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers Preferred Securities and Income Fund, Inc.
By (Signature)       /s/ Tina M. Payne
Name                 Tina M. Payne
Title                Assistant Secretary
Date                 08/08/2014